Initial Public Offering (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 01, 2016	Mar. 31, 2019	Jan. 31, 2019
Initial Public Offering [Line Items]
Shares Issued, Price Per Share	$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
IPO [Member]
Initial Public Offering [Line Items]
Stock Issued During Period, Shares, New Issues	55,200,000
Shares Issued, Price Per Share	$ 10.00
Stock Offering Cost	$ 31,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock Issued During Period, Shares, New Issues	7,200,000
Payments for Underwriting Expense	$ 11,040
Deferred Offering Costs	19,320		$ 19,320
Underwriting fees	$ 30,400